Equity Compensation Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity	A summary of the activity related to stock option awards during the six months ended June 30, 2026 is as follows:

	Shares Subject to Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 20, 2026 (1)	6,641,885	$6.81	7.14	$78,934
Granted	1,383,690	$17.85
Exercises	(440,896)	$5.88
Forfeitures and cancellations	—	$—

Outstanding at June 30, 2026	7,584,679	$8.88	7.55	$85,742

Exercisable at June 30, 2026	3,708,578	$7.02	6.15	$49,037

(1)	As part of the Spin-Off, 6,641,885 substitute options were issued related to options from the AnaptysBio Equity Plan.
Total cash received from the exercise of stock options was approximately $2.1 million during the six months ended June 30, 2026.
A summary of the activity related to stock option awards during the year ended December 31, 2025 is as follows:

	Shares Subject to Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2025	6,086,289	$25.20	7.63	$534
Granted	1,758,243	$14.87
Exercises	(645,562)	$19.95
Forfeitures and cancellations	(301,202)	$18.47

Outstanding at December 31, 2025	6,897,768	$23.35	6.93	$180,434

Exercisable at December 31, 2025	3,797,111	$27.33	6.09	$87,426

Summary of Restricted Stock Units Activity	The RSUs do not entitle the participants to the rights of holders of common stock, such as voting rights, until the shares are issued.

	Number of Restricted Stock Units	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 20, 2026 (1)	1,514,446	$17.62	1.59	$28,169
Granted	598,820	$17.75
Released	(57,402)	$12.95
Forfeitures and cancellations	—	$—

Outstanding at June 30, 2026	2,055,864	$17.79	1.65	$41,364

RSU expected to vest at June 30, 2026	2,055,864	$17.79	1.65	$41,364

(1)	As part of the Spin-Off, 1,514,446 substitute awards were issued related to awards from the AnaptysBio Equity Plan.
The RSUs do not entitle the participants to the rights of holders of common stock, such as voting rights, until the shares are issued.

	Number of Restricted Stock Units	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2025	1,227,677	$21.79	1.46	$16,254
Granted	614,828	$14.87
Released	(355,627)	$21.87
Forfeitures and cancellations	(113,673)	$18.45

Outstanding at December 31, 2025	1,373,205	$18.95	1.17	$66,573

RSU expected to vest at December 31, 2025	1,373,205	$18.95	1.17	$66,573

Summary of Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award	The grant date fair value is estimated using a Monte Carlo simulation using the following assumptions:

Six Months Ended June 30, 2026
Volatility of common stock	59.0%
Risk-free interest rate	4.1%
Contract term (in years)	3.9
The grant date fair value is estimated using a Monte Carlo simulation using the following assumptions:

Twelve months ended December 31, 2024
Volatility of common stock	59.0%
Risk-free interest rate	4.1%
Contract term (in years)	3.9

Summary of activity performance stock units	The following table presents a summary of activity with respect to our PSUs:

	Number of Performance Stock Units	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Term (in years)
Outstanding at April 20, 2026 (1)	1,109,394	$6.07	2.22
Granted	—	$—
Released	—	$—
Forfeitures	—	$—

Outstanding at June 30, 2026	1,109,394	$6.07	2.03

(1)	As part of the Spin-Off, 1,109,394 substitute awards were issued related to awards from the AnaptysBio Equity Plan.

The following table presents a summary of activity with respect to our PSUs:

	Number of Performance Stock Units	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (in years)
Outstanding at January 1, 2025	504,500	$24.69	3.52
Granted	—	$—
Released	—	$—
Forfeitures	(26,500)	$24.69

Outstanding at December 31, 2025	478,000	$24.69	2.52

Summary of Estimated Fair Values of Stock Option Awards Granted	The estimated fair values of stock option awards granted were determined on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions:

	Six Months Ended June 30,
	2026	2025
Risk-free interest rate	4.3%	4.5%
Expected volatility	83.3%	81.8%
Expected dividend yield	—	—
Expected term (in years)	6.78	6.35
Weighted average grant date fair value per share	$13.57	$10.95
The estimated fair values of stock option awards granted were determined on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions:

	Year Ended December 31,
	2025	2024
Risk-free interest rate	4.5%	4.0%
Expected volatility	81.8%	78.4%
Expected dividend yield	—%	—%
Expected term (in years)	6.35	6.28
Weighted average grant date fair value per share	$10.98	$15.54

Schedule of Stock-Based Compensation Expense
Stock-based compensation expense under AnaptysBio’s 2017 Plan allocated to us and included within our statements of operations consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Research and development	$734	$9,058	$5,280	$4,620
General and administrative	738	6,344	7,695	3,036

Total	$1,472	$15,402	$12,975	$7,656

Stock-based compensation expense under the First Tracks Equity Plan that was recognized in the statements of operations and comprehensive loss is as follows:

Three Months Ended June 30,
(in thousands)	2026
Research and development	$3,596
General and administrative	3,251

Total	$6,847

Stock-based compensation expense under AnaptysBio, Inc.’s 2017 Plan allocated to us and included within our combined statements of operations consisted of the following (in thousands):

(in thousands)	December 31, 2025	December 31, 2024
Research and development	$17,598	$13,785
General and administrative	14,702	13,042

Total stock-based compensation expense	$32,300	$26,827